CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of contingent liabilities [text block]
	2017 £m	2016 £m
Contingent liabilities
Acceptances and endorsements	71	21
Other:
Other items serving as direct credit substitutes	740	779
Performance bonds and other transaction-related contingencies	2,300	2,237
	3,040	3,016
Total contingent liabilities	3,111	3,037

Disclosure of commitments [text block]
	2017 £m	2016 £m
Commitments
Forward asset purchases and forward deposits placed	384	648
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	11,156	10,749
Other commitments	81,883	62,697
	93,039	73,446
1 year or over original maturity	36,386	40,074
Total commitments	129,809	114,168

Disclosure of maturity analysis of operating lease payments [text block]	Where a Group company is the lessee the future minimum lease payments under non-cancellable premises operating leases are as follows:

	2017 £m	2016 £m
Not later than 1 year	275	264
Later than 1 year and not later than 5 years	845	855
Later than 5 years	934	944
Total operating lease commitments	2,054	2,063